Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Consolidated net income	€ 2,892	€ 2,617	€ 778
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	(96)	176	59
Assets at fair value	3	(116)	9
Income tax relating to items that will not be reclassified	20	(47)	(14)
Share of other comprehensive income in associates and joint ventures that will not be reclassified	14	0	(4)
Items that will not be reclassified to profit or loss (a)	(59)	13	51
Assets at fair value	2	4	1
Cash flow hedges	(269)	295	317
Translation adjustment gains and losses	(28)	(374)	200
Income tax relating to items that are or may be reclassified	66	(70)	(84)
Share of other comprehensive income in associates and joint ventures that are or may be reclassified	(26)	51	5
Items that are or may be reclassified subsequently to profit or loss (b)	(255)	(93)	439
Other consolidated comprehensive income (a) + (b)	(314)	(80)	490
Consolidated comprehensive income	2,578	2,537	1,267
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	2,108	2,050	687
Comprehensive income attributable to non-controlling interests	€ 470	€ 487	€ 580